Fair value of financial instruments - Disclosure of sensitivity analysis of valuations using unobservable inputs (Details) - Level 3 - Derivative financial assets - Recurring fair value measurement - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 965	£ 727
Favourable changes, Equity	3	0
Unfavourable changes, Income Statement	(1,337)	(967)
Unfavourable changes, Equity	(3)	0
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	34	45
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(22)	(27)
Unfavourable changes, Equity	0	0
Loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	545	267
Favourable changes, Equity	2	0
Unfavourable changes, Income Statement	(763)	(481)
Unfavourable changes, Equity	(2)	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	9	10
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(9)	(10)
Unfavourable changes, Equity	0	0
Other
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	126	30
Favourable changes, Equity	1	0
Unfavourable changes, Income Statement	(118)	(33)
Unfavourable changes, Equity	(1)	0
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	78	119
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(158)	(155)
Unfavourable changes, Equity	0	0
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	4	16
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(9)	(22)
Unfavourable changes, Equity	0	0
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	27	79
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(32)	(71)
Unfavourable changes, Equity	0	0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	142	161
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(226)	(168)
Unfavourable changes, Equity	£ 0	£ 0